Document and Entity Information	Oct. 13, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001844971
Document Type	8-K
Document Period End Date	Oct. 13, 2021
Entity Registrant Name	GREENIDGE GENERATION HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40808
Entity Tax Identification Number	86-1746728
Entity Address, Address Line One	590 Plant Road
Entity Address, City or Town	Dresden
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14441
City Area Code	(315)
Local Phone Number	536-2359
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GREE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false